FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2020
Assets:
Cash and Marketable securities held in Trust Account	1	$828,096,607